Investment Strategy - WASHINGTON MUTUAL INVESTORS FUND	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock Exchange and have a strong record of earnings and dividends. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential income as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to the S&P 500 Index (a broad, unmanaged index). The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks.

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court’s Legal List procedure, which was in effect for many years. The fund has an “Eligible List” — based on the Investment Standards — of securities considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser generates and maintains the Eligible List in compliance with the fund’s Investment Standards and selects the fund’s investments exclusively from the securities on the Eligible List.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.